OPERATING PROVISIONS (REVERSALS)	12 Months Ended
Dec. 31, 2018
OPERATING PROVISIONS (REVERSALS)
OPERATING PROVISIONS (REVERSALS)

NOTE 38 - OPERATING PROVISIONS (REVERSALS)

		12/31/2017	12/31/2016
	12/31/2018	(Reclassified)	(Reclassified)
Impairment of long-term assets (a)	(6,546,048)	724,766	5,902,184
Onerous contracts	(1,353,849)	(594,323)	1,175,185
TFRH (b)	(1,183,583)	517,727	(451,340)
Provision/(Reversal) for losses on investments	(340,361)	(335,592)	1,479,088
Contingencies	1,819,710	3,718,687	5,151,601
Provision for ANEEL - CCC	1,187,278	—	—
Provission for losses on investments classified as held for sale	553,607	—	—
PCLD - Consumers and resellers	160,116	155,399	161,750
PCLD - Financing and loans	(81,388)	10,582	17,290
Guarantees	37,783	18,444	29,913
Others	438,550	429,904	722,197
	(5,308,185)	4,645,594	14,187,868

(a)    Impairment and Onerous Contracts

In the year ended December 31, 2018, the Company recorded a net reversal of impairment in the amount of R$ 6,546,048 and a net reversal of onerous contracts in the amount of R$ 1,353,849. These amounts are mainly comprised by the reversals of its subsidiary Eletronuclear for Angra 3 in the respective amounts of R$ 5,853,711 and R$ 1,388,843, due to the approval of CNPE Resolution No. 14, which established the new date scheduled for entry into commercial operation of Angra 3 and recommended the value of R$ 480.00/MWh as the reference price for energy from the plant (further details in notes 18 and 31).

(b)    TFRH - Inspection fee for water resources

The subsidiary Eletronorte was assessed in 2015 regarding the non-payment of the TFRH for the months of April to June 2015, and is discussing this assessment.

Beginning in 2016, pursuant to Law No. 8,091/2014, which establishes TFRH, and because it is a legal obligation, the subsidiary has provided for TFRH based on the turbine flow and volume of the Tucuruí and Curuá-Una hydroelectric power plants.

In June 2018, the Attorney General’s Office (PRG) expressed its opinion on the merits of this request, due to the understanding that there is a strong tendency to declare the collection of the rate unconstitutional, classified as possible loss risk by the internal and external consultants and consequently the provision constituted was reversed in the amount of R$ 1,183,583 (further details in note 28).